Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

April 22, 2009

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attention:	Mr. Brion R. Thompson

Re:	UBS Credit Recovery Fund, L.L.C.

File Nos. 333-149660; 811-21117

Ladies and Gentlemen:

On behalf of UBS Credit Recovery Fund, L.L.C. (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”) (also constituting Amendment No. 10 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended) (the “Amendment”).

I acknowledge receipt of your voicemail to the undersigned on April 9, 2009, in which you indicated that the Staff of the Commission had no comments to the Amendment.

The principal changes reflected in the Amendment are the inclusion of the Fund’s audited financial statements for the fiscal year ended December 31, 2008, and summary financial highlights derived therefrom. A consent from the Fund’s auditor, Ernst & Young LLP, is included as an exhibit to the Amendment. The Amendment also reflects certain other updating of Fund financial information and risk factors.

Please note that as in prior years, the Amendment does not yet contain the figures in the Summary of Fund Expenses table relating to “Acquired Fund Fees and Expenses”, or those numbers derived therefrom including “Total annual expenses” and the 1, 3, 5 and 10 year expense figures in the examples immediately following the Summary of Fund Expenses table. With your approval, those numbers will be inserted into the final prospectus to be filed pursuant to Rule 497 under the 1933 Act.

Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:

1.	A separate letter from the Fund in which the Fund acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
2.	Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Amendment to May 1, 2009.

* * * * * * * *

Please direct any comments or questions to Gary L. Granik at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/	Gary L. Granik
Gary L. Granik

UBS CREDIT RECOVERY FUND, L.L.C.

C/O UBS FINANCIAL SERVICESINC.

51 WEST 52ND STREET

NEW YORK, NEW YORK 10019

April 22, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Brion R. Thompson

Re:	UBS Credit Recovery Fund, L.L.C. (the “Fund”)

Post-Effective Amendment No. 3 to Form N-2 Registration Statement

(File Nos. 333-149660, 811-21117)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Registration Statement on Form N-2, to May 1, 2009 or as soon thereafter as practicable.

Very truly yours,

UBS CREDIT RECOVERY FUND, L.L.C.

By:	/s/ Robert F. Aufenanger
	Name:	Robert F. Aufenanger
	Title:	Authorized Person

UBS FINANCIAL SERVICES INC.

51 WEST 52ND STREET

NEW YORK, NEW YORK 10019

April 22, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attention: Mr. Brion R. Thompson

Re:	UBS Credit Recovery Fund, L.L.C. (the “Fund”)

Post-Effective Amendment No. 3 to Form N-2 Registration Statement

(File Nos. 333-149660, 811-21117)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Registration Statement be accelerated so that it will be declared effective on May 1, 2009, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis. No preliminary prospectuses have been or will be distributed before the date of effectiveness of the Fund’s Registration Statement. Prospective investors will receive final prospectuses.

UBS FINANCIAL SERVICES INC.

By:	/s/ Robert F. Aufenanger
	Name:	Robert F. Aufenanger
	Title:	Authorized Person

UBS CREDIT RECOVERY FUND, L.L.C.

c/o UBS Financial Services Inc.

51 West 52nd Street

New York, New York 10019

April 22, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Brion R. Thompson

Re:	UBS Credit Recovery Fund, L.L.C. (the “Fund”)

File Nos. 333-149660, 811-21117

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), and in connection with a request for acceleration by the Fund of post-effective Amendment No. 3 to its registration statement on Form N-2, File No. 333-149660, the undersigned Fund acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

UBS Credit Recovery Fund, L.L.C.

By:	/s/ Robert F. Aufenanger
Robert F. Aufenanger
Authorized Signatory